Operations (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 09, 2021	Nov. 02, 2021	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 29, 2022
IfrsStatementLineItems [Line Items]
Disclosure of depositary receipts				A total of 7,557,679 BDRs were allocated to this program, equivalent to 1,259,613 ordinary class A shares. The total amount for this program was US$11,180 (R$60,331), based on the R$ 8.36 price per BDR. Nu recognized the costs associated with the Customer Program arising from funding the subscription and payment of the BDRs for the customers who participate in the Customer Program as a reduction in revenue in the fourth quarter of 2021.
Proceeds from exercise of the underwriters over-allotment option				$ 4,505	$ 12,252	$ 6,776
Olivia [Member]
IfrsStatementLineItems [Line Items]
Purchase price		$ 47,225
Cash		$ 10,554
Description of fair value determination		The following were the main assumptions used in the determination of the fair value of the identifiable assets acquired and liabilities assumed: (i) discount rate of 15.9% and growth rate of 2%, (ii) EBITDA margin close to 50%, and (iii) the residual value was calculated based on projected cash flows.
Revenue		$ 821
Loss due to acquisitions		27,683
Olivia [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets recognized		3,670
Olivia [Member] | Intellectual Properties [Member]
IfrsStatementLineItems [Line Items]
Intangible assets recognized		$ 37,065
Olivia [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets				3 months
Olivia [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets				6 years
Class A Ordinary Shares [Member] | Olivia [Member]
IfrsStatementLineItems [Line Items]
Shares issued on the first anniversary		3,909,449
Shares issued on consideration for post-combination services		3,970,986
Initial Public Offering [Member] | Class A Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	2,602,026		27,555,298
Per shares value	$ 9.00
Offering cost	$ 61,717
Transaction costs	$ 47,545
Proceeds from exercise of the underwriters over-allotment option			$ 247,998
Initial Public Offering [Member] | Class A Common Shares [Member] | Brazilian Depositary Receipts [Member]
IfrsStatementLineItems [Line Items]
Shares issued	289,150,555
Per shares value	$ 8.36
Contingent Share 2021 Award [Member]
IfrsStatementLineItems [Line Items]
Termination expense							$ 356,000